SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

19. SHAREHOLDERS’ EQUITY

Pursuant to the Company’s memorandum and articles of association, upon the completion of the IPO, all the outstanding Preferred Shares will automatically be converted into 264,034,399 ordinary shares and all outstanding ordinary shares, will be re-designated into 182,168,452 Class A ordinary shares, 94,075,249 Class B ordinary shares and 47,790,698 Class C ordinary shares, respectively. The participating rights (liquidation and dividend rights) of the Class A, Class B and Class C ordinary shares are identical, except with respect to voting and conversion rights. Holders of Class A, Class B and Class C ordinary shares shall vote together as one class on all resolutions submitted to a vote by the shareholders (except with respect to the modification of the rights of any class of ordinary shares). Each share of Class A, Class B and Class C ordinary shares entitle the holder thereof to one vote per share, fifteen votes per share and thirty votes per share on all matters subject to vote at general meetings of BEST Inc. respectively, Each share of Class B and Class C ordinary share is convertible into one Class A ordinary share at any time at the option of the holder thereof. The right to convert shall be exercisable by the holder of Class B ordinary share or Class C ordinary share delivering a written notice to the Company that such holders elect to convert a specific number of Class B or Class C ordinary share into Class A ordinary share (Note 17). In no event shall Class A ordinary shares be convertible into Class B or Class C ordinary shares. In no event shall Class B ordinary shares be convertible into Class C ordinary shares, nor shall Class C ordinary shares be convertible into Class B ordinary shares.

On September 20, 2017, the Company completed its IPO on the New York Stock Exchange. The Company offered 45,000,000 ADSs representing 45,000,000 Class A ordinary shares at US$10.00 per ADS. Additionally, the underwriters exercised their options to purchase an additional 4,750,000 and 2,000,000 ADSs at US$10.00 per ADS, representing 4,750,000 and 2,000,000 Class A ordinary shares, from the Company and selling shareholders, respectively. Net proceeds from the IPO including the over-allotment option after deducting underwriting discount were RMB3,151,007 (US$484,301). Deferred IPO costs of RMB30,646 (US$4,710) were recorded as a reduction of the proceeds from the IPO in shareholders’ equity.

Upon completion of the IPO, all outstanding 264,034,399 Preferred Shares were converted on a one-for-one basis into 169,959,150 Class A ordinary shares and 94,075,249 Class B ordinary shares, respectively, and the related aggregate carrying value of RMB15,842,210 was reclassified from mezzanine equity to shareholders’ equity. Upon completion of the IPO, all 60,000,000 outstanding ordinary shares were converted on a one-for-one basis into 12,209,302 Class A ordinary shares and 47,790,698 Class C ordinary shares, respectively.

For the years ended December 31, 2015, 2016 and 2017, nil, nil and 730,000 Class A ordinary shares were issued pursuant to exercise of share options.

As of December 31, 2017, the Company had ordinary shares outstanding comprising of 232,648,452 Class A ordinary shares, 94,075,249 Class B ordinary shares and 47,790,698 of Class C ordinary shares, respectively. No Class B or Class C ordinary shares were converted into Class A ordinary shares as of December 31, 2017.